Consolidated Statements of Operations (Parentheticals) - shares		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Weighted average number of shares diluted	[1]	9,167,238	3,880,561	1,702,387

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023